INTANGIBLE ASSETS, NET (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
INTANGIBLE ASSETS, NET
Total	$ 1,900,000	$ 1,900,000
Less: accumulated amortization	(411,667)	(31,667)
Intangible assets, net	1,488,333	1,868,333
Proprietary technology	$ 1,900,000	$ 1,900,000